Derivatives - Outstanding Interest Rate Caps (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Derivative [Line Items]
Amortization Period of Deferred Gain (Loss) on Discontinuation of Interest Rate Fair Value Hedge	3 months
Derivative, Variable Interest Rate	3.50%
Derivative Asset, Notional Amount	$ 100,000,000
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Variable Interest Rate	0.00%